Note 17 - Segmented Information (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	As at August 31, 2018	As at August 31, 2017
Identifiable assets
Canada	$373,960	$1,184,932
Tanzania	52,861,180	50,168,156
	$53,235,140	$51,353,088
Non-current assets
Canada	$9,757	$10,064
Tanzania	51,903,076	49,410,936
	$51,912,833	$49,421,000